Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000136800 | Mortgage Backed-Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000136800 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136800 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136800 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136800 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136800 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136800 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136800 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000136800 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000136800 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000026765 | Mortgage Backed-Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026765 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026765 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026765 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026765 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026765 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026765 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026765 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026765 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000026765 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000136801 | Mortgage Backed-Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000136801 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136801 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136801 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136801 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136801 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136801 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136801 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000136801 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000136801 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000026764 | Mortgage Backed-Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026764 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026764 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026764 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026764 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026764 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026764 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026764 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026764 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000026764 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.30%